CREDIT RISK AND CONCENTRATION (Tables)	12 Months Ended
Dec. 31, 2022
Risks and Uncertainties [Abstract]
Schedule of Customers Accounted for 10% or More of the Company's Net Revenues	The following customers accounted for 10% or more of the Company’s net revenues:

	For the years ended
	December 31,
	2022	2021	2020
Customer A	28%	30%	25%
Customer B	44%	44%	31%